UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-21073

Bragg Capital Trust
(Exact name of registrant as specified in charter)

1031 South Caldwell Street
Suite 200
Charlotte, NC 28203
 (Address of principal executive offices)(zip code)

1031 South Caldwell Street
Suite 200
Charlotte, NC 28203
 (Name and address of agent for service)

Registrant's telephone number, including area code: (704) 714-7711

Date of fiscal year end: May 31

Date of reporting period: August 31, 2016

Item 1. Schedule of Investments

Queens Road Value Fund
SCHEDULE OF INVESTMENTS
As of 08/31/2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 92.6%
	AEROSPACE/DEFENSE – 4.7%
8,000	General Dynamics Corp.	$1,217,760
6,600	United Technologies Corp.	702,438
		1,920,198
	APPAREL – 2.1%
14,000	VF Corp.	868,700

	BANKS – 4.9%
14,500	Bank of New York Mellon Corp.	604,215
9,000	JPMorgan Chase & Co.	607,500
11,000	State Street Corp.	772,640
		1,984,355
	BEVERAGES – 2.4%
5,937	Constellation Brands, Inc., Class A	973,965

	BUILDING MATERIALS – 1.0%
6,380	Fortune Brands Home & Security, Inc.	405,513

	CHEMICALS – 2.3%
12,000	LyondellBasell Industries NV, Class A	946,680

	COMPUTERS – 3.3%
21,378	Hewlett Packard Enterprise Co.	459,199
5,500	International Business Machines Corp.	873,840
		1,333,039
	COSMETICS/PERSONAL CARE – 3.8%
8,800	Procter & Gamble Co.	768,328
16,400	Unilever PLC ADR	761,944
		1,530,272
	DIVERSIFIED FINANCIAL SERVICES – 6.5%
18,000	American Express Co.	1,180,440
9,000	Ameriprise Financial, Inc.	909,720
7,900	T Rowe Price Group, Inc.	549,366
		2,639,526
	ELECTRIC – 4.8%
13,000	American Electric Power Co., Inc.	839,410
8,284	Duke Energy Corp.	659,903
8,400	Southern Co.	431,172
		1,930,485
	ELECTRONICS – 2.1%
3,400	Allegion PLC	242,148
20,000	Corning, Inc.	453,800
3,150	Fortive Corp.	165,910
		861,858

Queens Road Value Fund

SCHEDULE OF INVESTMENTS
As of 08/31/2016 (Unaudited)

Number of Shares		Value

	FOOD – 1.7%
3,000	Kraft Heinz Co.	$268,470
9,000	Mondelez International, Inc., Class A	405,180
		673,650
	HEALTHCARE-PRODUCTS – 1.9%
6,300	Danaher Corp.	512,883
3,022	Medtronic PLC	263,005
		775,888
	HEALTHCARE-SERVICES – 2.3%
7,300	Anthem, Inc.	913,084

	HOLDING COMPANIES-DIVERSIFIED – 1.4%
28,800	Leucadia National Corp.	551,520

	HOUSEHOLD PRODUCTS/WARES – 3.0%
7,586	Clorox Co.	994,069
1,717	Kimberly-Clark Corp.	219,879
		1,213,948
	INSURANCE – 3.6%
3	Berkshire Hathaway, Inc., Class A*	677,280
10,000	Prudential Financial, Inc.	793,800
		1,471,080
	INTERNET – 1.4%
24,000	Symantec Corp.	579,120

	MEDIA – 4.5%
5,490	CBS Corp., Class B	280,155
5,166	Time Warner, Inc.	405,066
30,500	Twenty-First Century Fox, Inc.	748,470
10,000	Viacom, Inc., Class B	403,400
		1,837,091
	MISCELLANEOUS MANUFACTURING – 8.4%
5,100	3M Co.	914,124
18,000	Eaton Corp. PLC	1,197,720
10,200	Ingersoll-Rand PLC	693,498
9,076	Pentair PLC	581,318
		3,386,660
	OIL & GAS – 1.0%
4,700	Exxon Mobil Corp.	409,558

	PHARMACEUTICALS – 9.4%
5,000	Bristol-Myers Squibb Co.	286,950
9,000	GlaxoSmithKline PLC ADR	391,140
10,050	Johnson & Johnson	1,199,367
13,820	Merck & Co., Inc.	867,758

Queens Road Value Fund

SCHEDULE OF INVESTMENTS
As of 08/31/2016 (Unaudited)

Number of Shares		Value

31,000	Pfizer, Inc.	$1,078,800
		3,824,015
	RETAIL – 1.2%
4,225	McDonald's Corp.	488,664

	SEMICONDUCTORS – 2.3%
26,000	Intel Corp.	933,140

	SOFTWARE – 5.3%
19,500	Microsoft Corp.	1,120,470
25,000	Oracle Corp.	1,030,500
		2,150,970
	TELECOMMUNICATIONS – 6.6%
30,020	AT&T, Inc.	1,227,218
30,000	Cisco Systems, Inc.	943,200
10,000	Verizon Communications, Inc.	523,300
		2,693,718
	TRANSPORTATION – 0.7%
3,000	Union Pacific Corp.	286,590

	TOTAL COMMON STOCKS (Cost $23,441,042)	37,583,287

	EXCHANGE-TRADED FUNDS – 0.9%
	COMMODITY FUND – 0.9%
30,000	iShares Gold Trust*	378,000

	TOTAL EXCHANGE-TRADED FUNDS (Cost $295,770)	378,000

	SHORT-TERM INVESTMENTS – 6.3%
2,573,911	Invesco Short Term Investment Prime Portfolio - Institutional Class, 0.36%**	2,573,911

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,573,911)	2,573,911

	TOTAL INVESTMENTS – 99.8% (Cost $26,310,723)	40,535,198
	Other Assets in Excess of Liabilities – 0.2%	76,758

	TOTAL NET ASSETS –100.0%	$40,611,956

ADR – American Depositary Receipt
PLC – Public Limited Company

*	Non-income Producing.
**	Variable rate security; the coupon rate shown represents the yield at August 31, 2016.

See accompanying Notes to Schedule of Investments.

Queens Road Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of 08/31/2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 78.3%
	AEROSPACE/DEFENSE – 6.7%
62,398	Astronics Corp.*	$2,796,055
47,315	Cubic Corp.	2,215,288
68,412	Ducommun, Inc.*	1,624,101
49,879	Orbital ATK, Inc.	3,762,373
		10,397,817
	APPAREL – 2.5%
17,912	Deckers Outdoor Corp.*	1,170,549
63,839	Delta Apparel, Inc.*	1,128,673
180,034	Iconix Brand Group, Inc.*	1,512,286
		3,811,508
	BANKS – 2.4%
164,363	Hilltop Holdings, Inc.*	3,721,178

	CHEMICALS – 1.6%
71,091	CSW Industrials, Inc.*	2,294,817
31,400	CVR Partners LP	188,086
		2,482,903
	COMMERCIAL SERVICES – 1.2%
170,487	RPX Corp.*	1,784,999

	COMPUTERS – 1.3%
19,937	Digimarc Corp.*	720,124
11,000	DST Systems, Inc.	1,336,610
		2,056,734
	DISTRIBUTION/WHOLESALE – 3.4%
59,533	Anixter International, Inc.*	3,806,540
72,078	Essendant, Inc.	1,396,151
		5,202,691
	ELECTRIC – 0.3%
8,508	MGE Energy, Inc.	467,430

	ELECTRICAL COMPONENTS & EQUIPMENT – 0.2%
12,800	Graham Corp.	244,608

	ELECTRONICS – 4.3%
53,552	Tech Data Corp.*	3,975,701
188,752	Vishay Intertechnology, Inc.	2,672,728
		6,648,429
	FOOD – 3.9%
151,900	Darling Ingredients, Inc.*	2,138,752
40,022	Sanderson Farms, Inc.	3,851,317
		5,990,069

Queens Road Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of 08/31/2016 (Unaudited)

Number of Shares		Value

	FOREST PRODUCTS & PAPER – 2.0%
78,981	Schweitzer-Mauduit International, Inc.	$3,102,374

	GAS – 3.9%
72,040	New Jersey Resources Corp.	2,423,425
21,641	South Jersey Industries, Inc.	642,305
64,402	UGI Corp.	2,929,003
		5,994,733
	HEALTHCARE-PRODUCTS – 0.7%
15,000	STERIS PLC	1,060,200

	HOME FURNISHINGS – 0.9%
17,075	Harman International Industries, Inc.	1,446,082

	INSURANCE – 7.3%
12,145	American National Insurance Co.	1,418,779
31,194	Crawford & Co., Class B	353,740
5,410	EMC Insurance Group, Inc.	150,669
41,330	Endurance Specialty Holdings Ltd.	2,721,580
88,909	Horace Mann Educators Corp.	3,249,624
47,800	RLI Corp.	3,392,844
		11,287,236
	LEISURE TIME – 1.9%
71,600	Vista Outdoor, Inc.*	2,851,112

	MACHINERY-CONSTRUCTION & MINING – 2.5%
71,942	Oshkosh Corp.	3,879,832

	MACHINERY-DIVERSIFIED – 2.6%
37,813	Graco, Inc.	2,785,684
43,733	Hurco Cos., Inc.	1,181,228
		3,966,912
	MEDIA – 4.3%
68,521	Meredith Corp.	3,634,354
74,712	Scholastic Corp.	3,007,905
		6,642,259
	METAL FABRICATE/HARDWARE – 1.8%
51,365	LB Foster Co.	616,894
65,000	Timken Co./The	2,201,550
		2,818,444
	MISCELLANEOUS MANUFACTURING – 4.6%
10,300	Chase Corp.	663,011
9,330	Colfax Corp.*	276,915
44,600	Crane Co.	2,868,672
82,438	Fabrinet*	3,200,243
		7,008,841

Queens Road Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of 08/31/2016 (Unaudited)

Number of Shares		Value

	PHARMACEUTICALS – 2.9%
79,916	Owens & Minor, Inc.	$2,746,713
37,012	Prestige Brands Holdings, Inc.*	1,781,387
		4,528,100
	RETAIL – 2.5%
60,149	Cato Corp., Class A	2,061,908
710	Pier 1 Imports, Inc.	3,273
50,883	Urban Outfitters, Inc.*	1,824,155
		3,889,336
	SEMICONDUCTORS – 2.0%
54,100	Synaptics, Inc.*	3,082,077

	SOFTWARE – 3.8%
69,551	CSG Systems International, Inc.	3,040,769
26,722	SYNNEX Corp.	2,837,075
		5,877,844
	TELECOMMUNICATIONS – 3.9%
27,300	Black Box Corp.	380,835
107,300	CalAmp Corp.*	1,564,434
81,078	Plantronics, Inc.	4,106,601
		6,051,870
	TEXTILES – 2.1%
24,712	UniFirst Corp.	3,172,774

	TRUCKING & LEASING – 0.8%
36,673	Greenbrier Cos., Inc.	1,242,848

	TOTAL COMMON STOCKS (Cost $87,912,264)	120,711,240

	EXCHANGE-TRADED FUNDS – 0.9%
	EQUITY FUND – 0.9%
13,100	iShares Russell 2000 Value Fund	1,366,985

	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,224,399)	1,366,985

	MUTUAL FUNDS – 1.0%
106,846	Central Fund of Canada Ltd., Class A**	1,457,379

	TOTAL MUTUAL FUNDS (Cost $1,318,331)	1,457,379

Queens Road Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of 08/31/2016 (Unaudited)

	SHORT-TERM INVESTMENTS – 19.8%
30,563,618	Invesco Short Term Investment Prime Portfolio - Institutional Class, 0.36%***	30,563,618

	TOTAL SHORT-TERM INVESTMENTS (Cost $30,563,618)	30,563,618

	TOTAL INVESTMENTS – 100.0% (Cost $121,018,612)	154,099,222
	Other Assets in Excess of Liabilities – 0.0%	18,415

	TOTAL NET ASSETS –100.0%	$154,117,637

*	Non-income Producing.
**	Passive foreign investment company.
***	Variable rate security; the coupon rate shown represents the yield at August 31, 2016.

See accompanying Notes to Schedule of Investments.

Notes to Schedules of Investments (Unaudited)

Federal Tax Information

At May 31, 2016, gross unrealized appreciation and depreciation of investments based on cost for federal income tax purposes were as follows:

	Value Fund	Small Cap Value Fund
Cost of Investments	$27,120,203	$119,484,033

Gross unrealized appreciation	$13,268,092	$30,042,338
Gross unrealized depreciation	(365,512)	(836,255)
Net unrealized appreciation on investments	$12,902,580	$29,206,083

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals and timing differences in recognizing certain gains and losses in security transactions.

Security Valuation

Securities, including common stocks and exchange traded funds, which are traded on a national securities exchange are valued at the last quoted sales price, and generally classified as a Level 1 investment. Investments in mutual funds, including money market funds, are valued at the ending net asset value provided by the funds, and generally classified as a Level 1 investment. If there are no sales reported, the Funds’ portfolio securities will be valued using the last reported bid price. Short-term obligations may be valued using amortized cost, which approximates fair value, and are generally classified as a Level 2 investment. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by and under the direction of the Trust’s Board of Trustees, and generally classified as a Level 3 investment.

In accordance with accounting principles generally accepted in the United States of America (“GAAP”), fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below.

• Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. Common Stocks, Exchange-Traded Funds, and Mutual Funds are generally categorized as Level 1.

• Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Fixed income securities, repurchase agreements, and securities valued by an independent fair value pricing service are generally categorized as Level 2.

• Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the company’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

In May 2015, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standard Update (“ASU”) 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Unit (or Its Equivalent), modifying ASC 820. Under the modifications, investments in private investment funds valued at net asset value are no longer included in the fair value hierarchy. For the period ended August 31, 2016, the Funds had no investments in private investment funds, and there were no investments excluded from the fair value hierarchy.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The Funds did not hold any Level 2 or Level 3 securities during the period ended August 31, 2016. There were no transfers into and out of any level during the current period. It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of August 31, 2016:

Value Fund
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Security Type
Common Stocks*	$37,583,287	$-	$-	$37,583,287
Exchange-Traded Funds	378,000	-	-	378,000
Short-Term Investments	2,573,911	-	-	2,573,911
Total	$40,535,198	$-	$-	$40,535,198

Small Cap Value Fund
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Security Type
Common Stocks*	$120,711,240	$-	$-	$120,711,240
Exchange-Traded Funds	1,366,985			1,366,985
Mutual Funds	1,457,379	-	-	1,457,379
Short-Term Investments	30,563,618	-	-	30,563,618
Total	$154,099,222	$-	$-	$154,099,222

*	All sub-categories within common stocks represent Level 1 evaluation status. See Schedules of Investments for industry categories.

Item 2. Controls and Procedures

a)
The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No.	Description of Exhibit
99.1	Certification of Principal Executive Officer
99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Bragg Capital Trust

/s/ Steven H. Scruggs
By: Steven H. Scruggs
President
October 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Steven H. Scruggs
By: Steven H. Scruggs
President
October 18, 2016

/s/ Benton S. Bragg
By: Benton S. Bragg
Treasurer
October 18, 2016